Share-Based Compensation (Details)											1 Months Ended		12 Months Ended
	Jul. 25, 2024 CNY (¥) $ / shares shares	Jul. 25, 2024 CNY (¥) $ / shares shares	Apr. 16, 2024 CNY (¥) ¥ / shares shares	Apr. 16, 2024 CNY (¥) $ / shares shares	Feb. 20, 2024 CNY (¥) ¥ / shares shares	Feb. 20, 2024 CNY (¥) $ / shares shares	Feb. 06, 2023 CNY (¥) ¥ / shares shares	Feb. 06, 2023 CNY (¥) $ / shares shares	Aug. 12, 2022 ¥ / shares shares	Aug. 12, 2022 $ / shares shares	Aug. 31, 2023 CNY (¥) shares	Aug. 31, 2023 $ / shares	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jul. 25, 2024 USD ($)	Jun. 30, 2024 USD ($)	Apr. 16, 2024 USD ($)	Feb. 20, 2024 USD ($)	Feb. 06, 2023 USD ($)
Share-based Compensation [Line Items]
Exercise price per share | (per share)									¥ 1.68	$ 0.2305
Intrinsic value per share | (per share)									¥ 0.01	$ 0.002
Share-based compensation expenses													¥ 23,335,000	$ 3,211,000
Unrecognized share-based compensation expense													¥ 1,635,000					$ 225,000
Weighted-average period													2 years 1 month 6 days	2 years 1 month 6 days
Aggregate intrinsic value | $																		0
Share-based compensation expense | ¥													¥ 2,734,000
Unrecognized share-based compensation expense related to unvested RSUs granted | $																		$ 2,775,000
Weighted average period													9 months	9 months
Granted share options | shares							13,680,000	13,680,000
Exercise price | (per share)					¥ 0.0048	$ 0.0007	¥ 0.36	$ 0.05
Intrinsic value					¥ 32,842.9000	$ 32,842.9000	¥ 2,270	$ 2,270												$ 4,519.3000	$ 312.5000
Unrecognized share-based compensation expense related to unvested options | ¥													¥ 523,000
Percentage high-performing agents													84.00%	84.00%
Option 2022 [Member]
Share-based Compensation [Line Items]
Granted share options | shares									4,000,000	4,000,000
Share-based compensation expenses | ¥													¥ 1,103,000
RSU [Member]
Share-based Compensation [Line Items]
Shares granted | shares											536,990
Restricted stock grant | $ / shares
Share-based compensation expense | ¥											¥ 2,600,000		¥ 2,600,000
Market price per ADS | $ / shares												$ 6,350
Unrecognized share-based compensation expense related to unvested RSUs granted | ¥													¥ 20,166,000
Weighted average period													4 years	4 years
ADR [Member]
Share-based Compensation [Line Items]
Granted share options | shares					9,017,413	9,017,413
AIX Share Option 1 [Member]
Share-based Compensation [Line Items]
Granted share options | shares			18,088,000	18,088,000
Exercise price | (per share)			¥ 0.8582	$ 0.1181
Intrinsic value			¥ 0.37	$ 0.37															$ 0.05
Share options grant			50.00%	50.00%
Share options vested			50.00%	50.00%
AIX Share Option 2 [Member]
Share-based Compensation [Line Items]
Granted share options | shares			800,000	800,000
Exercise price | (per share)			¥ 0.3634	$ 0.05
Intrinsic value			¥ 0.86	$ 0.86															$ 0.12
Share options grant			50.00%	50.00%
Share options vested			50.00%	50.00%
AIX Share Option 3 [Member]
Share-based Compensation [Line Items]
Granted share options | shares	4,930,000	4,930,000
Exercise price | (per share)	$ 0.05	$ 0.3634
Intrinsic value	$ 0.48	$ 0.48															$ 0.07
Share options grant	50.00%	50.00%
Share options vested	50.00%	50.00%
First Year [Member]
Share-based Compensation [Line Items]
Percentage of vested							50.00%	50.00%
First Year [Member] | RSU [Member]
Share-based Compensation [Line Items]
Restricted stock grant | $ / shares												100,000
Second Year [Member]
Share-based Compensation [Line Items]
Share-based compensation expense | ¥													¥ 15,606,000
Percentage of vested							50.00%	50.00%
Second Year [Member] | RSU [Member]
Share-based Compensation [Line Items]
Restricted stock grant | $ / shares												100,000
Third Year [Member] | RSU [Member]
Share-based Compensation [Line Items]
Restricted stock grant | $ / shares												136,990
Fourth Year [Member] | RSU [Member]
Share-based Compensation [Line Items]
Restricted stock grant | $ / shares												100,000
Fifth Year [Member] | RSU [Member]
Share-based Compensation [Line Items]
Restricted stock grant | $ / shares												$ 100,000
Option D1 [Member]
Share-based Compensation [Line Items]
Options vest period									30.00%	30.00%
Option D2 [Member]
Share-based Compensation [Line Items]
Options vest period									30.00%	30.00%
Option D2 [Member] | RSU [Member]
Share-based Compensation [Line Items]
Weighted average period													9 months	9 months
Unrecognized share-based compensation expense related to unvested options | ¥													¥ 3,467,000
Percentage high-performing agents													31.00%	31.00%
Option D3 [Member]
Share-based Compensation [Line Items]
Options vest period									20.00%	20.00%
Option D4 [Member]
Share-based Compensation [Line Items]
Options vest period									20.00%	20.00%